Debt (West Polaris facility) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Dec. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Jun. 30, 2016
Debt Instrument [Line Items]
Balloon payment						$ 15,900,000	$ 2,700,000
West Polaris Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 100,000,000
Amount outstanding								$ 226,000,000
Debt instrument, annual amortization payment				$ 36,000,000
Debt prepayment cost	$ 9,400,000	$ 9,400,000	$ 37,400,000
Balloon payment					$ 93,800,000
West Polaris Facility | Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				3.25%
Commitment fee percentage				1.30%